Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000008009 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008009 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000008009 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008009 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000008009 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008009 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000008009 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008010 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008010 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000008010 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000008010 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008010 [Member] | Real Estate Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008010 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000008010 [Member] | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000008010 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008010 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008010 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008010 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008010 [Member] | Vanguard Real Estate II Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[1]
C000032424 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000032424 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000032424 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000032424 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000032424 [Member] | Real Estate Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000032424 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000032424 [Member] | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000032424 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000032424 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032424 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000032424 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000032424 [Member] | Vanguard Real Estate II Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[2]
C000008011 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008011 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000008011 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000008011 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008011 [Member] | Real Estate Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008011 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000008011 [Member] | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000008011 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008011 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008011 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008011 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008011 [Member] | Vanguard Real Estate II Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[3]
C000008012 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008012 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000008012 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000008012 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008012 [Member] | Real Estate Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008012 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000008012 [Member] | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000008012 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008012 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008012 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008012 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008012 [Member] | Vanguard Real Estate II Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[4]
C000211921 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000211921 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000211921 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000211921 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000211922 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000211922 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000211922 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000211922 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%

[1]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.
[2]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.
[3]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.
[4]	Vanguard Real Estate II Index Fund ("the Subsidiary") is the wholly owned subsidiary in which the Fund has invested a portion of its assets.